Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of components of property plant and equipment
Gaming and lottery machinery and equipment, including assets under capital leases, were as follows:

	As of December 31,
	2015	2014
Gaming equipment	$770.8	$799.9
Less: accumulated depreciation	(274.0)	(279.1)
Gaming equipment, net	496.8	520.8

Lottery machinery and equipment	313.8	311.7
Less: accumulated depreciation	(238.3)	(207.4)
Lottery machinery and equipment, net	75.5	104.3

Total gaming and lottery machinery and equipment, net	$572.3	$625.1

Property and equipment, net consisted of the following:

	As of December 31,
	2015	2014
Land	$38.5	$43.0
Buildings and leasehold improvements	185.2	206.3
Furniture and fixtures	36.0	36.2
Construction in progress	25.5	11.7
Other property and equipment, at cost	271.0	297.8
Less: accumulated depreciation	(334.5)	(207.3)
Property and equipment, net	$221.7	$387.7

Total property and equipment, net	$794.0	$1,012.8